Discontined Operations Discontinued Operations Balance Sheet (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 35,772	$ 25,976	$ 188,749	$ 136,030
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	35,772	25,976
Disposal Group, Including Discontinued Operations, Restricted Cash and Cash Equivalents	544,233	500,877
Disposal Group, Including Discontinued Operations, Land and Land Improvements	1,836,400	1,836,400
Disposal Group, Including Discontinued Operations, Building Improvements and Equipment Gross	21,204,047	20,942,439
Disposal Group, Including Discontinued Operations, Property. Plant and Equipment, Gross	23,040,447	22,778,839
Disposal Group, Including Discontinued Operations, Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(10,583,647)	(9,741,942)
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	12,456,800	13,036,897
Disposal Group, Including Discontinued Operation, Other Assets	167,210	184,677
Assets of discontinued operations	13,204,015	13,748,427
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities	503,743	487,041
Disposal Group, Including Discontinued Operations, Long-Term Debt	0	0
Disposal Group, Including Discontinued Operation, Liabilities	503,743	487,041
Disposal Group, Including Discontinued Operations, Retain Earnings (Accumulated Deficit)	$ 12,700,272	$ 13,261,386